Related party balances and transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related party balances and transactions
Schedule of related party balances and transactions

	As of	As of	As of
	December 31,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US$
Mr. Yuan Li	417,062	202,372	29,826
JD LIYUAN LIMITED	45,732	55,384	8,163
Mr. Xiang Lan	43	—	—
Total	462,837	257,756	37,989